Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Details
Related party payables	$ 268,670	$ 261,473
Due to related parties	228,811	228,811
Expenses incurred from transactions with related parties	$ 60,000	$ 60,000